Fair Value Measurements - Narrative (Q1) (Details)						1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 13, 2023 USD ($) shares	Dec. 06, 2023 USD ($) shares	Dec. 05, 2023 USD ($) shares	Nov. 15, 2023 shares	Nov. 13, 2023 USD ($) shares	Feb. 11, 2024 USD ($) shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Fair Value Disclosures [Abstract]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, transfers, net							$ 0	$ 0	$ 0
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability, transfers, net							$ 0	$ 0	$ 0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Obligation to issue stock (in shares) | shares	49,570.162				148,710.488	49,570.163
November 2023 Private Placement
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares				619.627	149,330.115
Issuance of stock for settlement of liability (in shares)	$ 14,800,000					$ 35,200,000
Old Cartesian
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent value right, percentage of milestone payments, royalties and other amounts to be distributed		100.00%					100.00%
Fixed semi annual amount		$ 750,000
Old Cartesian | Series A Preferred Stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of shares (in shares) | shares			384,930.724		384,930.724
Forward contract to issue stock and options					$ 155,308,000
Settlement of forward contract liability			$ 261,800,000
Old Cartesian | 2022 Warrants | Contingent Value Right
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares		1
Dividend yield | Valuation technique, option pricing model
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and rights outstanding, measurement input							0	0
Dividend yield | Valuation technique, option pricing model | 2022 Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and rights outstanding, measurement input							0	0	0